COST OF SALES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cost of sales [line items]
Other costs incurred	$ 7,731	$ 1,759
La Encantada [Member]
Disclosure of cost of sales [line items]
Inventory write-down	$ 0	1,500
San Dimas [Member]
Disclosure of cost of sales [line items]
Other costs incurred		$ 1,800